Commitments and Contingencies - Summary of Lease Terms and Discount Rates Related to Finance and Operating Leases (Details)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Weighted-average remaining lease term
Operating leases	6 years 2 months 8 days	4 years 6 months 7 days	4 years 4 months 24 days	5 years 9 months 3 days
Finance leases	5 years 4 months 28 days	5 years 8 months 19 days	5 years 11 months 19 days
Weighted-average discount rate
Operating leases	12.24%	10.53%	10.65%	10.07%
Finance leases	12.30%	11.66%	11.67%